Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	¥ 95,014	¥ 67,351	¥ 84,758
Other comprehensive income (loss)-net of taxes
Net unrealized gains on securities (Notes 3 and 14)	158,510	94,577	8,520
Net unrealized gains (losses) on derivative financial instruments (Notes 12 and 14)	(167)	8	(58)
Pension adjustments (Notes 11 and 14)	2,380	(11,677)	(8,941)
Foreign currency translation adjustments (Note 14)	45,845	55,468	(6,429)
Other comprehensive income (loss), net	206,568	138,376	(6,908)
Total comprehensive income	301,582	205,727	77,850
Comprehensive income (loss) attributable to noncontrolling interests	(11,946)	(7,202)	(4,320)
Comprehensive income attributable to shareholders of Kyocera Corporation	¥ 289,636	¥ 198,525	¥ 73,530